Investments in Debt, Equity Securities and Other Investments (Summary of Investments in Debt and Equity Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	[1]	¥ 270,403	¥ 267,526
Available-for-sale securities, Aggregate Fair Value		993,707	1,048,127
Available-for-sale securities, Gross Unrealized Gains		723,309	780,644
Available-for-sale securities, Gross Unrealized Losses		5	43
Held-to-maturity securities, Cost	[1]	94,853	167,332
Held-to-maturity securities, Aggregate Fair Value		95,650	167,138
Held-to-maturity securities, Gross Unrealized Gains		854	172
Held-to-maturity securities, Gross Unrealized Losses		57	366
Total Cost	[1]	365,256	434,858
Total Aggregate Fair Value		1,089,357	1,215,265
Total Gross Unrealized Gains		724,163	780,816
Total Gross Unrealized Losses		62	409
Corporate Bonds
Gain (Loss) on Investments [Line Items]
Held-to-maturity securities, Cost	[1]	93,728	167,329
Held-to-maturity securities, Aggregate Fair Value		94,525	167,135
Held-to-maturity securities, Gross Unrealized Gains		854	172
Held-to-maturity securities, Gross Unrealized Losses		57	366
Government bonds and public bonds
Gain (Loss) on Investments [Line Items]
Held-to-maturity securities, Cost	[1]	2	3
Held-to-maturity securities, Aggregate Fair Value		2	3
Equity Securities
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	[1]	270,403	267,526
Available-for-sale securities, Aggregate Fair Value		993,707	1,048,127
Available-for-sale securities, Gross Unrealized Gains		723,309	780,644
Available-for-sale securities, Gross Unrealized Losses		5	43
Commercial Paper
Gain (Loss) on Investments [Line Items]
Held-to-maturity securities, Cost	[1]	1,123
Held-to-maturity securities, Aggregate Fair Value		1,123
Held-to-maturity securities, Gross Unrealized Losses		0
Marketable equity securities | Equity Securities
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	[1],[2]	270,403	267,526
Available-for-sale securities, Aggregate Fair Value	[2]	993,707	1,048,127
Available-for-sale securities, Gross Unrealized Gains	[2]	723,309	780,644
Available-for-sale securities, Gross Unrealized Losses	[2]	5	43
Marketable equity securities | Equity Securities | KDDI Corporation
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost		242,868	242,868
Available-for-sale securities, Aggregate Fair Value		910,288	979,151
Available-for-sale securities, Gross Unrealized Gains		¥ 667,420	¥ 736,283

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.
[2]	Marketable equity securities mainly consist of the shares of KDDI Corporation, which is a telecommunications carrier in Japan. At March 31, 2018, Kyocera Corporation's equity interest in KDDI Corporation was 12.95%. Cost, aggregate fair value and gross unrealized gain of the shares of KDDI Corporation held by Kyocera are as follows: